Financial Assets and Financial Liabilities (Time Deposits with banks) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Time deposits with banks [line items]
Time deposits with banks	¥ 1,500,000	¥ 2,000,000
Six months [member]
Time deposits with banks [line items]
Time deposits with banks	¥ 1,500,000	¥ 2,000,000
Interest rate of six-month time deposits with banks	4.50%
Six months [member] | Bottom of range [member]
Time deposits with banks [line items]
Interest rate of six-month time deposits with banks		4.20%
Six months [member] | Top of range [member]
Time deposits with banks [line items]
Interest rate of six-month time deposits with banks		4.40%